Short-term Investments	12 Months Ended
Apr. 30, 2018
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Short-term Investments
5.	Short-term Investments

The Company purchases Guaranteed Investment Certificate (“GIC”) denominated in USD and Mexican Pesos (“MP”) as Short-term Investments.

During the period ending April 30, 2018, the Company held $Nil (April 30, 2017—$409) in regards to GIC denominated in USD. The Company also held $Nil (April 30, 2017—$3,596) GIC denominated in MP.